LOSS ON DEBT REFINANCING (Details) $ in Millions, $ in Millions		1 Months Ended	12 Months Ended
	Jun. 03, 2021 CAD ($)	Jul. 31, 2021 CAD ($)	Dec. 31, 2021 CAD ($)	Jun. 03, 2021 USD ($)
LOSS ON DEBT REFINANCING
Net loss			$ 40.1
Gain from hedging contracts			$ 1.0
Senior note 5.000% July 2022
LOSS ON DEBT REFINANCING
Principal amount				$ 800.0
Annual nominal interest rate				5.00%
Percentage of principal amount redeemed	104.002%
Net loss	$ 40.1
Gain from hedging contracts	$ 1.0
Cash consideration of redemption of senior notes and related hedging contracts		$ 838.1